Financial liabilities and lease debts	6 Months Ended
Jun. 30, 2025
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Financial liabilities and lease debts

Note 12. Financial liabilities and lease debts

12.1 Detail of financial liabilities and lease debts

	As of December 31, 2024	As of June 30, 2025

	$ in thousands
Conditional advances	3,189	3,808
Lease debts	34,245	32,264
State Guaranteed loan « PGE »	3,599	1,338
EIB loan	37,202	44,417
EIB warrants	6,010	5,484
Other non-current financial liabilities	881	810
Total non-current financial liabilities and non-current lease debts	85,127	88,120
Lease debts	8,385	7,477
State Guaranteed loan « PGE »	4,841	5,469
Other current financial liabilities	11,293	12,761
Total current financial liabilities and current lease debts	24,519	25,707

Reconciliation of movements of liabilities to cash flows arising from financing liabilities is as follows:

	As of December 31, 2024	Debt repayments	Other non-cash movements	Reclassifications	Interest expense	Interest paid	Non-cash change in fair value	Currency translation adjustment	As of June 30, 2025

	$ in thousands
Conditional advances	3,189	-	-	-	196	-	-	423	3,808
Lease debts	34,245	-	-	(2,966)	-	-	-	984	32,264
State Guaranteed loan « PGE »	3,599	-	-	(2,539)	-	-	-	278	1,338
EIB loan	37,202	-	(11)	-	2,302	-	-	4,924	44,417
EIB warrants	6,010	-	-	-	-	-	(1,209)	683	5,484
Other non-current financial liabilities	881	-	-	(72)	-	-	-	-	809
Total non-current financial liabilities and non-current lease debts	85,127	-	(11)	(5,577)	2,498	-	(1,209)	7,292	88,120
Lease debts	8,385	(4,254)		2,966	1,164	(1,164)		380	7,477
State Guaranteed loan « PGE »	4,841	(2,531)	9	2,539	78	(87)	-	620	5,469
Other current financial liabilities	11,293	(67)	41	72	247	(258)	-	1,433	12,761
Total current financial liabilities and current lease debts	24,519	(6,852)	50	5,577	1,489	(1,509)	-	2,433	25,707

Conditional advances

On March 8, 2023, we signed a grant and refundable advance agreement with Bpifrance ("BPI") to partially support one of our R&D programs which corresponds to UCART 20x22 and related CMC activities. Pursuant to this agreement, we received a first installment of $0.9 million on June 19, 2023, a second installment of $1.9 million on October 6, 2023 and a third installment of $2.1 million on December 6, 2024.

Repayment of this advance is due over a period of 3 years starting on March 31, 2028, except in case of technical and economic failure of the R&D project. The amount to be repaid is equal to the principal adjusted upwards by a discounting effect at an annual rate of 3.04%, in accordance with the European Commission’s principle for State aid. The amount of this discounting adjustment is expected to be $1.0 million and the total amount to be repaid $5.6 million.

This refundable advance from BPI includes an element of a government grant as defined by IAS 20. Because this loan bears a lower-than-market interest rate, the group measures for each installment the fair value of the loan using a market interest rate and recognizes the difference from the cash received as a grant. Based on a market rate of 16.1% for the first installment, 15.2% for the second installment and 8.7% for the third installment, determined using the credit spread observed for loans contracted by Cellectis over a comparable term, the group measured the fair value of the loan at $3.0 million at inception. The difference between the fair value of the conditional advance and the cash received has been recognized as a grant income in profit and loss upon receipt of payments. The loan is subsequently measured at amortized cost.

State Guaranteed loan

State Guaranteed Loan (“Prêt Garanti par l’Etat”, or “PGE”) corresponds to Cellectis’ obtention of a €18.5 million (or $21.7 million at exchange rate as of June 30, 2025) loan from a bank syndicate formed with HSBC, Société Générale, Banque Palatine and BPI in the form of a PGE. The PGE is a bank loan with a fixed interest rate ranging from 0.31% to 3.35%. After an initial interest-only term of two years, the loan is amortized over up to four years at the option of the Company. The French government guarantees 90% of the borrowed amount. As of June 30, 2025, the current liability related to the State Guaranteed loan amounts to $5.5 million and the non-current liability amounts to $1.3 million.

Other current and non-current financial liabilities

As of June 30, 2025 and December 31, 2024, the other current financial liabilities corresponds mainly to research tax credit financings for €10.7 million ($12.5 million), set up with BPI in June 2022 and August 2023.

European Investment Bank (“EIB”) credit facility

On December 28, 2022, Cellectis entered into a finance contract (the “Finance Contract”) with the EIB for up to €40.0 million in loans to support the research and development activities to advance the pipeline of gene-edited allogeneic cell therapy candidate products for oncology indications (the “R&D Activities”). The Finance Contract provided for funding in three tranches, as follows: (i) an initial tranche of €20.0 million (“Tranche A”) disbursed on April 17, 2023; (ii) a second tranche of €15.0 million (“Tranche B”) disbursed on January 25, 2024; and (iii) a third tranche of €5.0 million (“Tranche C”) disbursed on December 18, 2024. Tranche A, Tranche B and Tranche C will mature six years from their disbursement date and generate interest at a contractual rate equal to respectively 8%, 7% and 6% per annum. Interests are capitalized annually by increasing the principal amount.

On March 30, 2023, the Company and EIB entered into a Subscription Agreement for warrants to be issued by Cellectis S.A. (the “Warrant Agreement”), as required by the Finance Contract.

As a condition to the disbursement of Tranche A, the Company issued 2,779,188 Tranche A warrants to EIB, at the exercise price of €1.92. As a condition to the disbursement of Tranche B, the Company issued 1,460,053 Tranche B warrants to the benefit of the EIB, at the exercise price of €2.53. As a condition to the disbursement of Tranche C, the Company issued 611,426 Tranche C warrants to the benefit of the EIB, at the exercise price of €1.70. Tranche A warrants, Tranche B warrants, and Tranche C warrants are together referred to as the EIB Warrants. The exercise price of the warrants corresponds to 99% of the volume-weighted average price per share of the Company’s ordinary shares over the last 3 trading days preceding the decision of the board of directors of the Company to issue each of the Tranche A, Tranche B and Tranche C warrants.

Each EIB Warrant entitles the EIB to one ordinary share of the Company in exchange for the exercise price (subject to applicable adjustments and anti-dilution provisions).

The EIB Warrants expire on the twentieth anniversary of their issuance date, at which time such unexercised EIB Warrants will be automatically deemed null and void. Any outstanding EIB Warrant will become exercisable following the earliest to occur of (i) a change of control event, (ii) the maturity date of Tranche to which it is related, (iii) a public take-over bid approved by the Company’s board of directors, (iv) a sale of all or substantially all of certain assets of Cellectis and its subsidiaries, (v) a debt repayment event (i.e. any mandatory repayment pursuant to the Finance Contract or any voluntary payment more than 75% of any Tranche) in respect of one or more Tranches, or (vi) the receipt of a written demand for repayment from EIB in connection with an event of default under the Finance Agreement (each an “Exercise Event”).

Following any Exercise Event and until expiration of the applicable EIB Warrants, EIB may exercise a put option (the "EIB Put Option") by which the EIB may require the Company to repurchase all or part of the then-exercisable but not yet exercised EIB Warrants. The exercise of such put option would be at the fair market value of the EIB Warrants, subject to a cap equal to the aggregate principal amount disbursed by the EIB pursuant to the Finance Contract at the time of the put option, reduced by certain repaid amounts, at the time of exercise of the put option.

Furthermore, in the case of any public take-over bid from a third party or a sale of all outstanding shares of the Company to any person or group of persons acting in concert, the Company shall, subject to certain conditions including the sale by certain shareholders of all of their shares and other securities, be entitled to repurchase all, but not less than all, of the EIB Warrants (the "Call Option"), at a price equal to the greater of (a) 0.3 times the amount disbursed by the EIB under the Finance Contract divided by the aggregate number of EIB Warrants issued (reduced by the number of exercised EIB Warrants), and (b) the fair market value of the EIB Warrants.

The Company has a right of first refusal to repurchase the EIB Warrants that are offered for sale to a third party under the same terms and conditions of such third party’s offer, provided that such right of first refusal does not apply if the contemplated sale occurs within the scope of a public take-over bid by a third party.

The Finance Contract and the Warrant Agreement are separate contracts as their maturities differ and as the warrants are transferable (subject to certain conditions). Therefore, the warrants are accounted for separately from the loan.

Tranches A, B and C loans, as well as their related Tranche A, B and C warrants, are accounted for separately in accordance with IFRS 9. The drawdown of Tranches B and C cannot be analyzed as an amendment to the loan and warrant contracts of Tranche A or B, as its disbursement was subject to additional conditions, the maturity of the loans and warrants is different and the effective interest rate is different and corresponds to market conditions at the date of drawdown of each of the three Tranches.

The €20.0 million Tranche A loan is classified as a financial liability measured at amortized cost. At initial recognition, i.e. on April 17, 2023, the fair value of this loan included $0.3 million of transaction costs and the $5.3 million fair value of the warrants (see below Derivative Instruments) as the warrants are part of the consideration given to EIB. The initial fair value of the loan is $16.2 million. The loan is subsequently measured at amortized cost, the effective interest rate of the loan being 13.4%.

The €15.0 million Tranche B loan is classified as a financial liability measured at amortized cost. At initial recognition, i.e. on January 25, 2024, the fair value of this loan included the $3.5 million fair value of the warrants (see below Derivative Instruments) as the warrants are part of the consideration given to EIB. The initial fair value of the loan is $12.8 million. The loan is subsequently measured at amortized cost, the effective interest rate of the loan being 11.4%.

The €5.0 million Tranche C loan is classified as a financial liability measured at amortized cost. At initial recognition, i.e. on December 18, 2024, the fair value of this loan included the $0.8 million fair value of the warrants (see below Derivative Instruments) as the warrants are part of the consideration given to EIB. The initial fair value of the loan is $4.5 million. The loan is subsequently measured at amortized cost, the effective interest rate of the loan being 8.85%.

Derivative Instruments – EIB Warrants

The warrants (Bons de Souscription d’Actions) issued in connection with the Tranches A, B and C disbursement, respectively, are derivative instruments.

Because of the terms and conditions of the EIB Put Option, we consider that the Put Option and the Tranche A Warrants, Tranche B Warrants and Tranche C Warrants under each of the Tranches are to be treated as a single compound derivative.

Because of the terms and conditions of the Company’s Call Option, we consider it highly unlikely that the Company will exercise the Call Option. Accordingly, the call option has been valued at zero as of December 31, 2024 and June 30, 2025.

The “fixed for fixed” rule of IAS 32, which states that derivatives shall be classified as equity if they can only be settled by the delivery of a fixed number of shares in exchange for a fixed amount of cash or another financial asset, is not met because there is a settlement option that may result in the exchange of a variable number of shares for a variable price in the case of a put option exercise.

As they are not equity instruments, the Tranche A, B and C Warrants and the attached Put Option are classified as a financial liability and are measured at fair value through profit and loss.

The fair value of the Tranche A, B and C Warrants and the Put Option has been estimated using a Longstaff Schwartz approach. Those derivative instruments are classified as level 3 in the fair value hierarchy.

This approach is most appropriate to estimate the value of American options (which may be exercised any time from an exercise event until maturity) with complex exercise terms (EIB can exercise the Warrants on the basis of Cellectis’ spot share price or exercise the put option on the basis of the average price of the shares over 90 days).

The Longstaff Schwartz approach is also based on the value of the underlying share price at the valuation date, the observed volatility of the company’s historical share price and the contractual life of the instruments.

The assumptions and results of the warrant valuation are detailed in the following tables:

Warrants Tranche A
Grant date *	4/17/2023
Expiration date	4/17/2043
Number of options granted	2,779,188
Share entitlement per option	1
Exercise price (in euros per option)	1.92
Valuation method	Longstaff Schwartz

* The grant date retained is the disbursement date of the Tranche A as this is the issuance date defined in the contract.

	Warrants Tranche A
	As of April 17, 2023	As of December 31, 2024	As of June 30, 2025
Number of warrants granted	2,779,188	2,779,188	2,779,188
Share price (in euros)	1.87	1.63	1.28
Contractual life of options (in years)	20.00	18.55	17.80
Expected volatility	81.3%	45.6%	51.0%
Risk free rate	2.85%	2.4%	2.9%
Expected dividends	0%	0%	0%
Fair value per options (in euros per share)	1.73	1.19	0.97
Fair value in $ thousands	5,280	3,447	3,146

We conducted sensitivity analysis on the expected volatility. As shown in the tables below, the sensitivity of the fair value to the expected volatility is not significant:

As of June 30, 2025	Fair value in $ thousands
Expected volatility -5%	2,945
Expected volatility	3,146
Expected volatility +5%	3,335

The assumptions and results of the warrant valuation for Tranche B are detailed in the following tables:

Warrants Tranche B
Grant date *	1/25/2024
Expiration date	1/25/2044
Number of options granted	1,460,053
Share entitlement per option	1
Exercise price (in euros per option)	2.53
Valuation method	Longstaff Schwartz

* The grant date retained is the disbursement date of the Tranche B as this is the issuance date defined in the contract.

	Warrants Tranche B
	As of January 25, 2024	As of December 31, 2024	As of June 30, 2025
Number of warrants granted	1,460,053	1,460,053	1,460,053
Share price (in euros)	2.51	1.63	1.28
Contractual life of options (in years)	20.00	19.09	18.59
Expected volatility	60.4%	45.6%	51.0%
Risk free rate	2.7%	2.4%	2.9%
Expected dividends	0%	0%	0%
Fair value per options (in euros per share)	2.22	1.15	0.94
Fair value in $ thousands	3,534	1,750	1,600

We conducted sensitivity analysis on the expected volatility. As shown in the tables below, the sensitivity of the fair value to the expected volatility is not significant:

As of June 30, 2025	Fair value in $ thousands
Expected volatility -5%	1,485
Expected volatility	1,600
Expected volatility +5%	1,701

The assumptions and results of the warrant valuation for Tranche C are detailed in the following tables:

Warrants Tranche C
Grant date *	12/18/2024
Expiration date	12/18/2044
Number of options granted	611,426
Share entitlement per option	1
Exercise price (in euros per option)	1.70
Valuation method	Longstaff Schwartz

* The grant date retained is the disbursement date of the Tranche C as this is the issuance date defined in the contract.

	Warrants Tranche C
	As of December 18, 2024	As of December 31, 2024	As of June 30, 2025
Number of warrants granted	611,426	611,426	611,426
Share price (in euros)	1.56	1.63	1.28
Contractual life of options (in years)	20.00	19.97	19.47
Expected volatility	45.3%	45.6%	51.0%
Risk free rate	2.2%	2.4%	2.9%
Expected dividends	0%	0%	0%
Fair value per options (in euros per share)	1.19	1.28	1.03
Fair value in $ thousands	755	813	737

We conducted sensitivity analysis on the expected volatility. As shown in the tables below, the sensitivity of the fair value to the expected volatility is not significant:

As of June 30, 2025	Fair value in $ thousands
Expected volatility -5%	697
Expected volatility	737
Expected volatility +5%	773

12.2 Remaining contractual maturities

Balance as of June 30, 2025	Book value	Less than One Year	One to Five Years	More than Five Years
	$ in thousands
Lease debts	39,741	10,835	26,826	10,332
Financial liabilities, excluding EIB warrants	68,603	18,478	70,095	10,398
Trade payables	17,522	17,522	-	-
Other current liabilities	9,949	9,949	-	-
Total	135,814	56,784	96,921	20,729

Balance as of December 31, 2024	Book value		Less than One Year	One to Five Years	More than Five Years
	$ in thousands
Lease debts	42,630		10,558	28,657	12,782
Other financial liabilities	67,016		16,573	36,618	36,538
Trade payables	18,664		18,664	-	-
Other current liabilities	10,097		10,097	-	-
Total	138,408	-	55,893	65,275	49,321

The above remaining contractual maturities are undiscounted amounts and include future interests to be paid.